Stock (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of employee stock option schemes has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2024	2025	2026
Dividend yield	0.67%-0.71%	0.73%-1.03%	0.75%-1.09%
Expected volatility	21.91%-27.42%	23.30%-27.70%	20.96%-26.41%
Risk-free interest rate	7.21%-7.55%	6.75%-7.24%	6.20%-6.98%
Expected term (in years)	4.50-7.25	4.49-7.21	4.74-7.31

Schedule of Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions
The fair value of restricted stock units has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2024	2025	2026
Dividend yield	0.65%-1.17%	0.77%-1.20%	1.09%-1.35%
Expected volatility	21.32%-35.35%	20.32%-27.55%	18.25%-23.18%
Risk-free interest rate	6.85%-7.18%	6.84%-6.89%	5.86%-6.33%
Expected term (in years)	1.0- 4.0	1.0- 4.0	1.0 - 4.0

Schedule of Share-based Compensation, Stock Options, Activity
Activity in the options available to be granted under the employee stock option scheme is as follows:

	Number of options available to be granted fiscal year ending March 31,
	2024	2025	2026
Options available to be granted, beginning of period	108,428,330	64,983,834	217,643,568
Equity shares allocated for grant under the plan	—	190,000,000	—
Options granted	(48,769,380)	(46,293,320)	(39,333,316)
Forfeited/lapsed	5,324,884	8,953,054	7,576,028

Options available to be granted, end of period	64,983,834	217,643,568	185,886,280

Activity in the options outstanding under the employee stock option scheme is as follows:

	Fiscal years ended March 31,
	2024		2025		2026
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
Options outstanding, beginning of period	303,364,922	Rs. 632.43	351,318,848	Rs. 653.97	282,749,020	Rs. 706.63
Addition on account of eHDFC merger	97,119,362	562.39	—	—
Granted	48,769,380	805.92	46,293,320	864.92	39,333,316	965.16
Exercised	(92,609,932)	566.86	(105,910,094)	599.21	(80,542,270)	634.70
Forfeited	(4,396,004)	681.90	(7,954,956)	740.71	(5,454,290)	825.04
Lapsed	(928,880)	575.94	(998,098)	639.63	(2,121,738)	678.92

Options outstanding, end of period	351,318,848	Rs. 653.97	282,749,020	Rs. 706.63	233,964,038	Rs. 772.53

Options exercisable, end of period	197,659,712	Rs. 600.83	162,671,074	Rs. 639.96	128,774,138	Rs. 691.48
Weighted average fair value of options granted during the year		Rs. 303.64		Rs. 328.33		Rs. 364.64

Schedule of Share-based Compensation, Restricted Stock Units, Activity
Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme is as follows:

	Number of RSUs available to be granted fiscal year ending March 31,
	2024	2025	2026
RSUs available to be granted, beginning of period	194,218,000	175,923,152	164,883,974
Equity shares allocated for grant under the plan	—	—	—
RSUs granted	(18,708,448)	(12,509,150)	(12,103,168)
Forfeited/lapsed	413,600	1,469,972	1,771,614

RSUs available to be granted, end of period	175,923,152	164,883,974	154,552,420

Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme is as follows:

	Fiscal years ended March 31,
	2024		2025		2026
	Units	Weighted average exercise price	Units	Weighted average exercise price	Units	Weighted average exercise price
RSUs outstanding, beginning of period	5,782,000	Rs. 1.0	23,443,608	Rs. 1.0	29,770,856	Rs. 1.0
Granted	18,708,448	1.0	12,509,150	1.0	12,103,168	1.0
Exercised	(633,240)	1.0	(4,711,930)	1.0	(8,382,710)	1.0
Forfeited	(407,000)	1.0	(1,367,662)	1.0	(1,417,772)	1.0
Lapsed	(6,600)	1.0	(102,310)	1.0	(353,842)	1.0

RSUs outstanding, end of period	23,443,608	Rs. 1.0	29,770,856	Rs. 1.0	31,719,700	Rs. 1.0

RSUs exercisable, end of period	752,140	Rs. 1.0	2,414,396	Rs. 1.0	2,886,168	Rs. 1.0
Weighted average fair value of RSUs granted during the year		Rs. 782.72		Rs. 862.34		Rs. 952.26

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The following summarizes information about stock options outstanding as of March 31, 2026:

		As of March 31, 2026
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan E	Rs. 818.45 (or US$ 8.72)	8,961,100	4.00	Rs. 818.5
Plan F	Rs. 818.45 (or US$ 8.72)	21,432,440	3.98	Rs. 818.5
Plan G	Rs. 617.90 to Rs. 836.55 (or US$ 6.59 to US$ 8.92)	87,535,624	2.37	Rs. 705.1
Plan H	Rs. 838.65 to Rs. 966.50 (or US$ 8.94 to US$ 10.30)	81,471,576	5.70	Rs. 913.3
eHDFC	Rs. 80.40 to Rs. 934.44 (or US$ 0.86 to US$ 9.96)	34,563,298.0	1.63	Rs. 570.97

Schedule of Share-based Compensation, Shares Authorized under Restricted Stock Units Plans, by Exercise Price Range
The following summarizes information about RSUs outstanding as of March 31, 2026:

		As of March 31, 2026
Plan	Range of exercise price	Number of shares arising out of units	Weighted average remaining life (years)	Weighted average exercise price
ESIS-2022	Rs. 1.00 (or US$ 0)	31,719,700	2.45	1.00